CONVERTIBLE NOTE PAYABLE	3 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 6 – CONVERTIBLE NOTE PAYABLE

During the three months ended March 31, 2017, the Company entered into a financing agreement with an investor whereby the Company will issue unsecured convertible note agreements to the investor in the aggregate principal amount of $400,000 at 10% discount. The financing will be funded in tranches, each with the issuance of a separate convertible note agreement by the Company.

On March 31, 2017, the Company issued the first convertible note agreement (“first note”) in the principal amount of $100,000 at 10% discount. The first note matures on March 31, 2019 and is convertible into the Company’s common stock at a conversion price of $1.60 per share if no event of default has occurred and is converted prior to 180 days after the issuance date. If an event of default has occurred or the date of conversion is 180 days after the issuance date, the conversion price will be the lesser of $1.60 per share, or 70% of the second lowest closing bid price of the Company’s common stock for the 20 trading days immediately preceding the date of the conversion. In connection with the issuance of the first note, the Company paid $2,500 of commitment fee to the investor and $2,500 legal fees. Therefore, the Company received net proceeds of $85,000 at closing.

The Company’s board of directors approved issuance of 50,000 shares of the Company’s common stock to a director for his service as a broker for the transaction. The Company determined that 16,000 shares of the total number of shares represent non-cash debt issuance costs directly related to the convertible notes financing and the remaining 34,000 shares represent non-cash offering costs directly related the sale of the Company’s common stock to this investor (see NOTE 7). As a result, the debt discount of $10,000, commitment fee of $2,500, legal fee of $2,500, commission to a third party consultant of $5,950 and the non-cash debt issuance costs of $26,400, totaling $47,350, are recorded as a direct reduction from the carrying value of the principal amount in the consolidated balance sheet. These costs are amortized as interest expense immediately upon issuance because the first note is immediately convertible by the note holder. As such the carrying value of the first note at March 31, 2017 was $100,000.